Financial Instruments - Additional Information (Detail) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended	26 Months Ended
	Feb. 29, 2020 USD ($)	Oct. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Feb. 28, 2020	Dec. 31, 2019 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2019 EUR (€)	Nov. 13, 2018 USD ($)	Feb. 28, 2018 USD ($)
Derivative
Amount of derivative loss expected to be transferred from OCI						$ 281
Cross-currency interest rate swaps
Derivative
Derivative, cash received on hedge		$ 38,070
Cash flow hedging | November 2018 interest rate caps
Derivative
Derivative, cap interest rate				0.84%					2.50%				3.50%
Derivative, notional amount			$ 500,000										$ 500,000
Premium paid to acquire derivative instrument	$ 130		$ 3,380	$ 900			$ 4,410
Cash flow hedging | July 2020 Interest Rate Cap
Derivative
Derivative, cap interest rate								1.00%
Derivative, notional amount								$ 400,000
Cash flow hedging | July 2016 Interest Rate Cap
Derivative
Derivative, notional amount					$ 1,000,000
Premium paid to acquire derivative instrument					$ 1,551
Cash flow hedging | July 2016 Interest Rate Cap | Secured Debt [Member]
Derivative
Derivative, notional amount										$ 1,000,000
Cash flow hedging | July 2016 Interest Rate Cap | Maximum [Member]
Derivative
Derivative, cap interest rate					3.00%
Cash flow hedging | July 2016 Interest Rate Cap | Minimum [Member]
Derivative
Derivative, cap interest rate					1.50%
Net investment hedging | Cross-currency interest rate swaps
Derivative
Derivative, notional amount						$ 344,403	$ 344,403				$ 280,000	€ 280,000		$ 280,000